Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property Plant And Equipment
Schedule of property, plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at December 31, 2024	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
Additions	−	21	7,472	74	8,367	15,934
Decommissioning costs - Additions to / review of estimates	−	−	−	6	−	6
Capitalized borrowing costs	−	−	911	−	−	911
Write-offs	(1)	(27)	(290)	(4)	(14)	(336)
Transfers (5)	103	2,489	(3,438)	1,466	−	620
Transfers to assets held for sale	−	(1)	−	−	−	(1)
Depreciation, amortization and depletion	(49)	(2,641)	−	(2,157)	(3,498)	(8,345)
Impairment recognition (note 19)	(3)	(116)	(17)	(10)	(84)	(230)
Impairment reversal (note 19)	−	4	−	−	−	4
Translation adjustment	339	6,168	3,507	4,766	3,999	18,779
Balance at June 30, 2025	2,874	51,704	32,529	40,062	36,458	163,627
Cost	4,503	112,058	39,137	78,019	55,814	289,531
Accumulated depreciation and impairment (4)	(1,629)	(60,354)	(6,608)	(37,957)	(19,356)	(125,904)

Balance at December 31, 2023	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)
Additions	−	188	6,096	32	3,059	9,375
Decommissioning costs - Additions to / review of estimates	−	−	−	66	−	66
Capitalized borrowing costs	−	−	755	−	−	755
Write-offs	(3)	(14)	(128)	(5)	(25)	(175)
Transfers (5)	(40)	1,668	(2,459)	1,054	(17)	206
Transfers to assets held for sale	−	(21)	(5)	(109)	−	(135)
Depreciation, amortization and depletion	(38)	(2,554)	−	(1,979)	(3,068)	(7,639)
Impairment reversal (note 19)	3	32	2	−	13	50
Translation adjustment	(339)	(7,463)	(3,155)	(5,099)	(3,920)	(19,976)
Balance at June 30, 2024	2,270	50,245	22,622	34,392	26,422	135,951
Cost	3,927	103,923	31,292	66,123	40,499	245,764
Accumulated depreciation and impairment (4)	(1,657)	(53,678)	(8,670)	(31,731)	(14,077)	(109,813)
(1) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 8 for assets under construction by operating segment.
(3) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4) In the case of land and assets under construction, it refers only to impairment losses.
(5) It mainly includes transfers between classes of assets and transfers from advances to suppliers.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	38 (between 25 and 50)
Equipment and other assets	22 (between 1 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method or 20 years
Right-of-use	14 (between 2 and 50)

Schedule of accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Cost	31,274	21,778	2,762	55,814
Accumulated depreciation and impairment	(6,560)	(11,823)	(973)	(19,356)
Balance at June 30, 2025	24,714	9,955	1,789	36,458
Cost	22,484	17,542	2,340	42,366
Accumulated depreciation and impairment	(4,712)	(9,216)	(750)	(14,678)
Balance at December 31, 2024	17,772	8,326	1,590	27,688

Schedule of reimbursements payable relating to the execution

	Jan-Jun/2025	Jan-Jun/2024
Opening balance	577	462
Additions to PP&E, net of write-offs	(353)	118
Payments made	−	(1)
Other income and expenses	676	25
Translation adjustments	97	(70)
Closing balance (1)	997	534
(1) Notably Berbigão, Sururu, Agulhinha and the pre-salt layer of Jubarte.